INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Total	$ 2,849	$ 3,936
Brazilian Regulated Gas Transmission Operation [Member]
Disclosure of information for cash-generating units [line items]
Total	2,805	3,885
U.K. Regulated Distribution Operation [Member]
Disclosure of information for cash-generating units [line items]
Total	$ 44	$ 51